Summary of significant accounting policies (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of cash and cash equivalents [Abstract]
Cash in bank	$ 18,230,118	$ 911,770
Cash held in trading platform trust account	2,727,082	1,130,383
Money market fund issued by bank	3,078,974	7,142,518
Total cash and cash equivalents	$ 24,036,174	$ 9,184,671	$ 2,016,858